Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005 Forethought Life Insurance Company	Dec. 31, 2013 FFG division The Hartford	Dec. 31, 2012 FFG division The Hartford	Dec. 31, 2013 FFG division The Hartford Minimum item	Dec. 31, 2013 LTC Operations John Hancock	Dec. 31, 2012 LTC Operations John Hancock
Reinsurance recoverables
Period of time entity obligated to discontinue writing new preneed insurance policies			10 years
Reinsurance recoverables	$ 1,837,380	$ 1,803,405		$ 585,108	$ 592,972		$ 1,143,731	$ 1,098,310
Number of reinsurer insolvency for making company responsible for administering reinsurance business						1